Group - Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss) for the period	$ 45	$ 313	$ 316
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(10)	(22)	(27)
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations	(9)	3	(1)
Net (loss) gain on equity investments	(2)	(37)	(50)
Actuarial gain (loss) recognised	0	0	(10)
Deferred taxation thereon	0	14	14
Other comprehensive income that will not be reclassified to profit or loss	(11)	(20)	(47)
Other comprehensive income (loss) for the period, net of tax	(21)	(42)	(74)
Total comprehensive income (loss) for the period, net of tax	24	271	242
Allocated as follows:
Equity shareholders	19	256	223
Non-controlling interests	$ 5	$ 15	$ 19